Investment in Forum Energy Limited ("FEL")	12 Months Ended
Dec. 31, 2023
Investment in Forum Energy Limited ("FEL")
Investment in Forum Energy Limited ("FEL")

Note 7 Investment in Forum Energy Limited (”FEL”)

i) Investment in FEL

The investment in FEL is summarized as follows:

	Number of shares held	Amount
Balance December 31, 2021 and 2022	6,117,238	$1,835,111
Additions	2,089,400	626,820
Balance December 31, 2023	8,206,638	$2,461,931

As at December 31, 2023, the Company’s interest in FEL was 6.80% (2022 – 6.80%).

On March 10, 2022, the Company advanced an additional $198,620 (Note 9(i)) for a total advance of $423,020 at December 31, 2022.

On October 31, 2023 and November 29, 2023, the Company advanced $68,000 and $136,000 respectively to FEL representing 6.8% of a $3,000,000 financing being undertaken by FEL bringing the total advances by the Company to $627,020. The advances made to FEL are due on demand and non-interest bearing.

On December 21, 2023, $626,820 of advances made to FEL by the Company were converted to shares in FEL at a price of US$0.30 per share. The $626,820 conversion into FEL shares represented 6.8% of $9,217,939 of debt settled by FEL.

FEL’s assets consist of interests in various petroleum service contracts in the Philippines, the most significant of which in terms of Prospective Resources is SC 72. On December 15, 2014, the Philippine Department of Energy (“DOE”) granted a force majeure on SC 72 because the contract area falls within the territorial disputed area of the West Philippine Sea. Under the terms of the force majeure, all exploration work at SC 72 was immediately suspended until the DOE notified FEL that it could re-commence exploration. On October 16, 2020, FEL received a letter from the DOE lifting the force majeure and directing FEL to resume exploration activities on SC 72.

On April 6, 2022, FEL as operator under SC 72, received a directive from the DOE to put on hold all exploration activities for SC 72 until such time that the Security, Justice and Peace Coordinating Cluster (“SJPCC”) has issued the necessary clearance to proceed. On April 8, 2022, FEL advised the DOE that in compliance with the DOE directive they “have suspended (or caused the suspension of) all activities in the West Philippine Sea beginning April 6, 2022, in the process, incurring substantial stand-by and other costs.” On April 11, 2022, as a result of not receiving the necessary clearance, force majeure was once again declared on SC 72.

On October 11, 2022, the DOE granted PXP and Forum the following: (i) the Declaration of Force Majeure for SC 72 from April 6, 2022 until such time as the same is lifted by the DOE, (ii) the inclusion of total expenses incurred as a result of the DOE directive to suspend activities as part of the approved recoverable costs, subject to DOE audit, and (iii) in addition to the period in item (i) above, PXP and Forum will be entitled to an extension of the exploration period under SC 72 corresponding to the number of days that the contractors actually spent in preparation for the activities that were suspended by the DOE’s suspension order on April 6, 2022.

On March 20, 2023, the DOE further affirmed that the entire period from October 14, 2020 (when the Force Majeure was lifted) to April 6, 2022 (when the same was re-imposed) will be credited back to SC 72. Thus, once the Force Majeure is lifted, Forum (GSEC 101) Limited (“FGL”) will have 20 months to drill the two commitment wells, equivalent to the remaining term of SP 2 of SC 72 before October 14, 2020.

Determination of fair value

The investment in FEL represents an investment in a private company for which there is no active market and for which there are no publicly available quoted market prices.

The Company has classified its investment in FEL as Level 2 in the fair value hierarchy.

For purposes of determining fair value of the investment in FEL, the Company considered valuation techniques described in IFRS 13 – Fair Value Measurement. In respect of the investment in FEL, management considered the fair value of $2,461,931 to be indicative of the fair value of the investment in FEL as there have been no changes in the circumstances that would change management’s assessment of fair value. The fair value of the investment is consistent with the implied value using the cost approach based on the price of the December 21, 2023 shares for debt settlement completed by FEL which is a Level 2 input.